LOANS RECOGNIZED AS A RESULT OF PAYMENTS UNDER THE GUARANTEES - Changes in the loss allowance of loan recognized (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Mar. 31, 2022 USD ($)
Financing Receivable, Credit Quality Indicator [Line Items]
Beginning balance of the period	¥ (1,182,609)
Changes on initial application of ASU 2016-13	54,888	¥ 179,947			$ 8,658
Additions		68,578	¥ 326,204	¥ 398,167
Reversal of/ (Provision for) credit losses	(94)	(29,272)	(1,039,367)	(255,105)
Write-off	13,093	252,508	48,908
Bought out by certain non-bank financing institutions without recourse	821,496	845,305
Payments from the borrowers or other recoveries	23,743	8,003	62,053	¥ 146,789
Ending balance of the period	(324,371)	(1,182,609)
ASU 2016-13 | Restatement Adjustment
Financing Receivable, Credit Quality Indicator [Line Items]
Changes on initial application of ASU 2016-13			¥ (172,843)
Loans recognized as a result of payments under the guarantees
Financing Receivable, Credit Quality Indicator [Line Items]
Beginning balance of the period	(1,182,609)
Changes on initial application of ASU 2016-13	54,888	179,947
Ending balance of the period	(324,371)	(1,182,609)
Normal | Loans recognized as a result of payments under the guarantees
Financing Receivable, Credit Quality Indicator [Line Items]
Beginning balance of the period	(11,787)
Reversal of/ (Provision for) credit losses	6,483
Write-off	36
Bought out by certain non-bank financing institutions without recourse	1,286
Payments from the borrowers or other recoveries	14
Ending balance of the period	(1,805)	(11,787)
Normal | Loans recognized as a result of payments under the guarantees | Transfer from Normal to Attention
Financing Receivable, Credit Quality Indicator [Line Items]
Transfer	2,358
Normal | Loans recognized as a result of payments under the guarantees | Transfer from Normal to Secondary
Financing Receivable, Credit Quality Indicator [Line Items]
Transfer	514
Normal | Loans recognized as a result of payments under the guarantees | Transfer from Attention to Normal
Financing Receivable, Credit Quality Indicator [Line Items]
Transfer	(343)
Normal | Loans recognized as a result of payments under the guarantees | Transfer from Secondary to Normal
Financing Receivable, Credit Quality Indicator [Line Items]
Transfer	(366)
Attention | Loans recognized as a result of payments under the guarantees
Financing Receivable, Credit Quality Indicator [Line Items]
Beginning balance of the period	(149,220)
Reversal of/ (Provision for) credit losses	49,903
Write-off	1,589
Bought out by certain non-bank financing institutions without recourse	38,599
Payments from the borrowers or other recoveries	6,105
Ending balance of the period	(74,783)	(149,220)
Attention | Loans recognized as a result of payments under the guarantees | Transfer from Normal to Attention
Financing Receivable, Credit Quality Indicator [Line Items]
Transfer	(2,358)
Attention | Loans recognized as a result of payments under the guarantees | Transfer from Attention to Secondary
Financing Receivable, Credit Quality Indicator [Line Items]
Transfer	22,040
Attention | Loans recognized as a result of payments under the guarantees | Transfer from Attention to Normal
Financing Receivable, Credit Quality Indicator [Line Items]
Transfer	343
Attention | Loans recognized as a result of payments under the guarantees | Transfer from Secondary to Attention
Financing Receivable, Credit Quality Indicator [Line Items]
Transfer	(41,784)
Secondary | Loans recognized as a result of payments under the guarantees
Financing Receivable, Credit Quality Indicator [Line Items]
Beginning balance of the period	(1,021,602)
Reversal of/ (Provision for) credit losses	(56,480)
Write-off	11,468
Bought out by certain non-bank financing institutions without recourse	781,611
Payments from the borrowers or other recoveries	17,624
Ending balance of the period	(247,783)	¥ (1,021,602)
Secondary | Loans recognized as a result of payments under the guarantees | Transfer from Normal to Secondary
Financing Receivable, Credit Quality Indicator [Line Items]
Transfer	(514)
Secondary | Loans recognized as a result of payments under the guarantees | Transfer from Attention to Secondary
Financing Receivable, Credit Quality Indicator [Line Items]
Transfer	(22,040)
Secondary | Loans recognized as a result of payments under the guarantees | Transfer from Secondary to Attention
Financing Receivable, Credit Quality Indicator [Line Items]
Transfer	41,784
Secondary | Loans recognized as a result of payments under the guarantees | Transfer from Secondary to Normal
Financing Receivable, Credit Quality Indicator [Line Items]
Transfer	¥ 366